Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

Current:
	December 31, 2016	December 31, 2015
Prepaid insurance and deposits	$565	$625
Prepaid lease payments	986	1,057
	$1,551	$1,682

The long term portion of the prepaid lease payments is recorded in other assets (note 10(a)).